Subsequent Events	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

Note 9 — Subsequent Events

In July 2021, the underwriter of the Company’s Initial Public Offering agreed to reduce its deferred underwriting fee to approximately $6,037,500. See Note 5.

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Vicarious Surgical US Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events occurring through September 23, 2021, the date that these financial statements were available to be issued and determined that other than the merger with D8 Holdings Corp, disclosed in Note 1, no additional subsequent events have occurred that would require recognition or disclosure in these financial statements other than those in this note.

13. SUBSEQUENT EVENTS

On April 15, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with D8 Holdings Corp (“D8”) to affect a business combination between D8 and the Company with the Company surviving the merger as a wholly owned subsidiary of D8. At the effective time of the Merger, each share of Vicarious Surgical Inc. Convertible Preferred Stock and each share of Vicarious Surgical Inc. Common Stock will be converted into the right to receive such number of shares of D8’s Class A Common Stock. The aggregate consideration for the transaction payable to Vicarious Surgical’s existing stockholders is capped at $1.0 billion. The consummation of the proposed transaction is subject to the receipt of the requisite approval of the stockholders of each D8 and Vicarious Surgical and the fulfillment of certain other closing conditions.

In March of 2021 the Company received proceeds of $1.5 million under its term loan.

On January 25, 2021, the Company entered into a new seven-year lease agreement that commences on April 1, 2021 and ends on February 28, 2029. Rental payments due over the period of the lease total $10.2 million.

Management has evaluated subsequent events occurring through June 11, 2021, the date that these financial statements were available to be issued and determined that no additional subsequent events have occurred that would require recognition or disclosure in these financial statements other than those in this note.